WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

U.S. GOVERNMENT & AGENCIES - 12.5%	Coupon	Maturity	Par Value	Value
U.S. Treasury Bills (a) - 0.8%
U.S. Treasury Bills	3.641%	02/26/26	$ 5,000,000	$ 4,987,911

U.S. Treasury Bonds - 4.3%
U.S. Treasury Bonds	4.375%	08/15/43	5,250,000	5,008,828
U.S. Treasury Bonds	4.750%	11/15/53	5,030,000	4,928,614
U.S. Treasury Bonds	4.500%	11/15/54	5,430,000	5,109,291
U.S. Treasury Bonds	4.625%	02/15/55	5,000,000	4,803,906
U.S. Treasury Bonds	4.750%	05/15/55	5,650,000	5,539,649
				25,390,288
U.S. Treasury Notes - 7.4%
U.S. Treasury Notes	4.000%	02/28/30	3,250,000	3,283,896
U.S. Treasury Notes	3.875%	07/31/30	1,935,000	1,944,524
U.S. Treasury Notes	3.750%	01/31/31	6,250,000	6,236,816
U.S. Treasury Notes	4.125%	11/15/32	1,310,000	1,319,671
U.S. Treasury Notes	4.375%	05/15/34	6,315,000	6,423,540
U.S. Treasury Notes	4.625%	02/15/35	6,065,000	6,263,060
U.S. Treasury Notes	4.250%	08/15/35	5,500,000	5,512,031
U.S. Treasury Notes	4.000%	11/15/35	5,500,000	5,394,297
U.S. Treasury Notes	4.750%	08/15/55	2,500,000	2,451,953
U.S. Treasury Notes	4.625%	11/15/55	5,000,000	4,806,250
				43,636,038

Total U.S. Government & Agencies (Cost $74,213,689)				$ 74,014,237

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.4%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 1.6%
FHLMC, Series 2021-HQA1, Class B-2, 144A (b)	8.697%	08/25/33	$ 2,145,000	$ 2,529,727
FHLMC, Pool #SD8275	4.500%	12/01/52	2,381,862	2,339,385
FHLMC, Pool #SD8288	5.000%	01/01/53	2,312,218	2,320,904
FHLMC, Pool #SD2605	5.500%	04/01/53	2,269,794	2,313,162
				9,503,178

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.4% (Continued)	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association - 0.8%
FNMA, Pool #FS3394	4.000%	10/01/52	$ 2,559,979	$ 2,460,475
FNMA, Pool #MA5192	6.500%	11/01/53	2,001,436	2,072,518
				4,532,993

Total Collateralized Mortgage Obligations (Cost $13,777,263)				$ 14,036,171

CONVERTIBLE BONDS - 4.7%	Coupon	Maturity	Par Value	Value
Communications - 0.3%
GDS Holdings Ltd., 144A	2.250%	06/01/32	$ 1,310,000	$ 2,046,875

Consumer Discretionary - 0.5%
Meritage Homes Corporation	1.750%	05/15/28	2,680,000	2,719,544

Energy - 0.3%
Northern Oil & Gas, Inc.	3.625%	04/15/29	1,950,000	1,972,717

Industrials - 0.7%
BWX Technologies, Inc., 144A	0.000%	11/01/30	3,960,000	4,082,760

Real Estate - 1.0%
Boston Properties Ltd., L.P., 144A	2.000%	10/01/30	3,750,000	3,560,625
Corporate Office Properties, L.P., 144A	5.250%	09/15/28	2,045,000	2,389,808
				5,950,433
Technology - 0.6%
BlackLine, Inc.	1.000%	06/01/29	2,105,000	2,089,844
MARA Holdings, Inc., 144A	0.000%	08/01/32	1,915,000	1,385,503
				3,475,347
Utilities - 1.3%
CenterPoint Energy, Inc.	4.250%	08/15/26	3,615,000	4,030,725
NextEra Energy Capital Holdings, Inc.	3.000%	03/01/27	2,920,000	3,879,220
				7,909,945

Total Convertible Bonds (Cost $27,405,664)				$ 28,157,621

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 27.9%	Coupon	Maturity	Par Value	Value
Communications - 2.8%
Alphabet, Inc.	5.300%	05/15/65	$ 2,225,000	$ 2,085,552
América Móvil S.A.B. de C.V., 144A	5.375%	04/04/32	3,050,000	3,076,087
Charter Communications Operating, LLC	6.384%	10/23/35	2,430,000	2,494,614
Charter Communications Operating, LLC	6.484%	10/23/45	3,750,000	3,533,692
Enbridge, Inc.	7.200%	06/27/54	2,515,000	2,681,677
Sinclair Television Group, Inc., 144A	8.125%	02/15/33	2,566,000	2,654,322
				16,525,944
Consumer Discretionary - 0.2%
Century Communities, Inc., 144A	6.625%	09/15/33	1,289,000	1,305,462

Consumer Staples - 1.5%
BAT Capital Corporation	7.750%	10/19/32	3,576,000	4,175,780
Mars, Inc., 144A	5.700%	05/01/55	1,620,000	1,618,949
Pilgrim's Pride Corporation	6.250%	07/01/33	3,000,000	3,206,382
				9,001,111
Energy - 3.3%
Columbia Pipelines Operating Company, LLC, 144A	6.544%	11/15/53	3,705,000	3,956,424
Energy Transfer, L.P. (H15T5Y + 531) (b)(c)	7.125%	05/15/65	2,500,000	2,582,138
Northern Oil & Gas, Inc., 144A	7.875%	10/15/33	3,667,000	3,700,425
Phillips 66 Company, Series B	6.200%	03/15/56	1,780,000	1,789,690
Sempra Energy	6.400%	10/01/54	3,000,000	3,034,734
Sunoco, L.P., 144A, Series A	7.875%	03/18/45	1,460,000	1,507,946
TransCanada Trust	5.600%	03/07/82	2,918,000	2,904,982
				19,476,339
Financials - 14.7%
Ally Financial, Inc.	6.992%	06/13/29	3,175,000	3,348,735
Ares Capital Corporation	7.000%	01/15/27	3,000,000	3,079,583
Bank of America Corporation	6.250%	10/15/35	3,055,000	3,105,016
Bank of America Corporation	5.518%	10/25/35	3,140,000	3,207,413
Bank of Nova Scotia, Series 4	8.625%	10/27/82	3,270,000	3,463,018
Barclays plc	7.385%	11/02/28	2,845,000	3,002,081
Barclays plc (c)	8.000%	12/31/49	3,150,000	3,367,520
BNP Paribas, 144A (H15T5Y + 313) (b)(c)	7.450%	12/27/49	2,750,000	2,900,433
Capital One Financial Corporation (SOFR + 307) (b)(c)	7.624%	10/30/31	2,560,000	2,874,513

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 27.9% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 14.7% (Continued)
Citigroup, Inc.	6.174%	05/25/34	$ 2,065,000	$ 2,188,435
Citigroup, Inc. (b)(c)	7.200%	12/31/49	3,330,000	3,452,328
Farmers Exchange Capital, 144A	7.050%	07/15/28	3,670,000	3,841,139
First Citizens BancShares, Inc., Series D (c)	7.000%	12/31/49	2,315,000	2,366,807
Five Corners Funding Trust IV, 144A	5.997%	02/15/53	1,925,000	1,976,522
Golub Capital Private Credit Fund	5.875%	05/01/30	3,635,000	3,676,315
HSBC Holdings plc (c)	8.000%	12/31/49	3,455,000	3,635,918
Intesa Sanpaolo S.p.A., 144A	7.778%	06/20/54	2,150,000	2,601,533
Lincoln National Corporation (c)	9.250%	12/31/49	2,065,000	2,214,417
Morgan Stanley, Series I	6.296%	10/18/28	2,385,000	2,474,153
Morgan Stanley, Series F (SOFR + 262) (b)	5.942%	02/07/39	1,830,000	1,915,825
National Australia Bank Ltd., 144A	6.429%	01/12/33	2,870,000	3,111,377
Old National Bancorp	5.768%	02/15/36	3,000,000	3,017,299
Penske Truck Leasing Company, L.P. / PTL Finance Corporation, 144A	6.200%	06/15/30	2,815,000	3,001,112
RenaissanceRe Holdings Ltd.	5.750%	06/05/33	2,440,000	2,552,352
SBL Holdings, Inc., 144A	7.200%	10/30/34	3,600,000	3,472,891
Sixth Street Lending Partners	5.750%	01/15/30	2,085,000	2,108,584
State Street Corporation (b)(c)	6.700%	12/31/49	4,000,000	4,147,862
U.S. Bancorp (b)(c)	3.700%	12/31/49	4,025,000	3,968,803
Wells Fargo & Company, Series W	5.198%	01/23/30	3,595,000	3,702,177
				87,774,161
Health Care - 1.3%
Community Health Systems, Inc., 144A	10.875%	01/15/32	2,409,000	2,593,301
Flex Ltd.	6.000%	01/15/28	2,735,000	2,825,248
Mylan, Inc.	5.200%	04/15/48	2,650,000	2,164,776
				7,583,325
Industrials - 0.4%
Sabre Financial Borrower, LLC, 144A	11.125%	06/15/29	2,425,000	2,450,921

Materials - 0.3%
Celanese US Holdings, LLC	6.850%	11/15/28	1,543,000	1,619,718
LYB International Finance III, LLC	5.125%	01/15/31	180,000	180,947
				1,800,665

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 27.9% (Continued)	Coupon	Maturity	Par Value	Value
Real Estate - 1.0%
Kimco Realty OP, LLC	4.850%	03/01/35	$ 2,545,000	$ 2,529,330
MPT Operating Partnership, L.P., 144A	8.500%	02/15/32	3,000,000	3,214,089
				5,743,419
Technology - 1.1%
Dell International, LLC / EMC Corporation	8.350%	07/15/46	1,314,000	1,659,337
HP, Inc.	6.100%	04/25/35	1,435,000	1,511,395
Oracle Corporation	4.800%	09/26/32	1,110,000	1,074,780
Oracle Corporation	6.900%	11/09/52	2,075,000	2,045,146
				6,290,658
Utilities - 1.3%
Florida Gas Transmission Company, 144A	5.750%	07/15/35	2,880,000	2,986,061
Georgia Power Company	5.250%	03/15/34	2,785,000	2,874,282
San Diego Gas & Electric Company, Series CCCC	5.400%	04/15/35	2,030,000	2,094,353
				7,954,696

Total Corporate Bonds (Cost $158,475,690)				$ 165,906,701

FOREIGN GOVERNMENTS - 0.7%	Coupon	Maturity	Par Value	Value
Mexico Government International Bonds (Cost $3,917,672)	7.375%	05/13/55	$ 3,980,000	$ 4,258,998

COMMON STOCKS - 43.4%			Shares	Value
Communications - 4.3%
Entertainment Content - 0.7%
Walt Disney Company (The)			34,365	$ 3,876,372

Internet Media & Services - 3.6%
Alphabet, Inc. - Class A			50,912	17,208,256
Meta Platforms, Inc. - Class A			6,208	4,448,032
				21,656,288

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 43.4% (Continued)	Shares	Value
Consumer Discretionary - 1.6%
Retail - Discretionary - 1.6%
Gap, Inc. (The)	165,321	$ 4,625,682
Home Depot, Inc. (The)	13,360	5,004,522
		9,630,204
Consumer Staples - 1.6%
Retail - Consumer Staples - 0.9%
Walmart, Inc.	42,727	5,090,495

Tobacco & Cannabis - 0.7%
Philip Morris International, Inc.	23,785	4,267,980

Energy - 3.2%
Oil & Gas Producers - 2.4%
Chevron Corporation	16,420	2,904,698
Energy Transfer, L.P.	353,492	6,521,927
Kinder Morgan, Inc.	151,018	4,604,539
		14,031,164
Oil & Gas Services & Equipment - 0.8%
SLB Ltd.	96,954	4,690,635

Financials - 5.2%
Banking - 4.0%
JPMorgan Chase & Company	24,554	7,510,823
SouthState Bank Corporation	64,715	6,622,286
Wells Fargo & Company	103,880	9,400,101
		23,533,210
Insurance - 0.3%
Mercury General Corporation	18,471	1,617,875

Specialty Finance - 0.9%
Capital One Financial Corporation	25,239	5,525,574

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 43.4% (Continued)	Shares	Value
Health Care - 5.6%
Biotech & Pharma - 3.4%
Gilead Sciences, Inc.	86,365	$ 12,259,512
Johnson & Johnson	34,880	7,926,480
		20,185,992
Medical Equipment & Devices - 2.2%
Alcon, Inc.	67,289	5,449,063
Becton, Dickinson & Company	14,883	3,028,393
Medtronic plc	46,019	4,738,116
		13,215,572
Industrials - 6.2%
Aerospace & Defense - 4.0%
BAE Systems plc - ADR	24,687	2,682,983
General Dynamics Corporation	19,032	6,681,945
Kratos Defense & Security Solutions, Inc. (d)(e)	67,000	6,901,670
Lockheed Martin Corporation	11,883	7,536,436
		23,803,034
Diversified Industrials - 1.0%
Honeywell International, Inc.	26,532	6,036,561

Transportation & Logistics - 1.2%
FedEx Corporation	22,091	7,118,825

Materials - 1.6%
Metals & Mining - 1.6%
Barrick Mining Corporation	208,543	9,549,184

Real Estate - 2.8%
REITs - 2.8%
Essex Property Trust, Inc.	13,590	3,422,913
Prologis, Inc.	33,273	4,344,123
Public Storage	10,916	3,014,890
Ventas, Inc.	75,006	5,825,716
		16,607,642

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 43.4% (Continued)	Shares	Value
Technology - 8.9%
Semiconductors - 4.2%
Marvell Technology, Inc.	84,748	$ 6,688,312
Micron Technology, Inc. (d)	24,000	9,957,120
NVIDIA Corporation	44,000	8,409,720
		25,055,152
Software - 1.7%
Microsoft Corporation	23,468	10,098,046

Technology Hardware - 1.8%
Apple, Inc.	19,527	5,066,866
Cisco Systems, Inc.	72,447	5,674,049
		10,740,915
Technology Services - 1.2%
International Business Machines Corporation	23,648	7,252,842

Utilities - 2.4%
Electric Utilities - 2.4%
Alliant Energy Corporation	49,517	3,263,665
Enterprise Products Partners, L.P.	132,866	4,409,823
WEC Energy Group, Inc.	60,784	6,726,965
		14,400,453

Total Common Stocks (Cost $169,367,522)		$ 257,984,015

EXCHANGE-TRADED FUNDS - 4.0%	Shares	Value
iShares MSCI Emerging Markets ETF	79,424	$ 4,693,958
JPMorgan Equity Premium Income ETF	100,401	5,879,483
JPMorgan Nasdaq Equity Premium Income ETF	135,236	8,037,075
Westwood Enhanced Income Opportunity ETF (f)	203,189	5,160,879
Total Exchange-Traded Funds (Cost $20,752,657)		$ 23,771,395

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

PREFERRED STOCKS - 2.1%	Shares	Value
Industrials - 1.2%
Aerospace & Defense - 0.9%
Boeing Company (The), 6.00%, 10/15/2027	71,350	$ 5,331,272

Commercial Support Services - 0.3%
X-Energy Reactor Company, LLC, 3.00%, 12/31/2049 - Series D (c)(e)(g)	103,189	1,499,997

Technology - 0.9%
Technology Hardware - 0.8%
Hewlett Packard Enterprise Company, 7.63%, 09/01/2027	75,800	4,591,206

Technology Services - 0.1%
Shift4 Payments, Inc., 6.00%, 05/01/2028 - Series A	11,500	864,110

Total Preferred Stocks (Cost $10,287,836)		$ 12,286,585

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 3.8%	Shares	Value
First American Government Obligations Fund - Class U, 3.63% (h) (Cost $22,284,495)	22,284,495	$ 22,284,495

Investments at Value - 101.5% (Cost $500,482,488)		$ 602,700,218

Liabilities in Excess of Other Assets - (1.5%)		(9,192,347)

Net Assets - 100.0%		$ 593,507,871

144A	- Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $65,964,292 as of January 31, 2026, representing 11.1% of net assets.
ADR	- American Depositary Receipt
H15T1Y	- U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year.
plc	- Public Limited Company
S.A.B. de C.V.	- Societe Anonima Bursatil de Capital Variable
SOFR	- Secured Overnight Financing Rate.

(a)	The rate shown is the annualized yield at time of purchase.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of January 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(c)	Security has a perpetual maturity date.
(d)	All or a portion of the security covers a written call option. The total value of these securities as of January 31, 2026 was $16,858,790.
(e)	Non-income producing security.
(f)	Affiliated fund.
(g)	Level 3 security in accordance with fair value hierarchy.
(h)	The rate shown is the 7-day effective yield as of January 31, 2026.

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
January 31, 2026 (Unaudited)

WRITTEN OPTION CONTRACTS	Strike Price	Contracts	Notional Value	Value of Options
Call Option Contracts
Kratos Defense & Security Solutions, Inc., 05/15/26	$ 140 .00	670	$ 6,901,670	$ 489,100
Micron Technology, Inc., 06/19/26	530 .00	240	9,957,120	902,640
Total Written Option Contracts (Premiums $1,725,377)			$ 16,858,790	$ 1,391,740

The average monthly notional value of written option contracts during the three months ended January 31, 2026 was $18,587,570.

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF FUTURES CONTRACTS
January 31, 2026 (Unaudited)

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value	Value/ Unrealized Appreciation (Depreciation)
Currency Futures
CME Euro Foreign Exchange Currency Future	75	3/16/2026	$ 11,149,688	$ 175,023

Interest Rate Futures
10-Year U.S. Treasury Note Future	60	3/20/2026	6,849,375	(76,123)
2-Year U.S. Treasury Note Future	115	3/31/2026	23,976,602	(29,961)
5-Year U.S. Treasury Note Future	342	3/31/2026	37,253,952	(185,377)
CME Ultra Long Term U.S. Treasury Bond Future	80	3/20/2026	9,395,000	(192,755)
			77,474,929	(484,216)

Total Futures Contracts			$ 88,624,617	$ (309,193)

The average monthly notional value of futures contracts during the three months ended January 31, 2026 was $88,831,297.